Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock
Beginning Balance at Dec. 31, 2010	$ 46,024		$ 12,569	$ 15,235	$ 18,802	$ 1,187	$ (1,769)
Net income	1,664				1,664
Change in unrealized gain on securities available for sale, net of reclassification adjustment and tax effect	156					156
Expense of stock option plan	88			88
Balance at Dec. 31, 2011	47,932		12,569	15,323	20,466	1,343	(1,769)
Net income	4,814				4,814
Change in unrealized gain on securities available for sale, net of reclassification adjustment and tax effect	487					487
Expense of stock option plan	51			51
Balance at Dec. 31, 2012	$ 53,284		$ 12,569	$ 15,374	$ 25,280	$ 1,830	$ (1,769)